Goodwill And Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - Hoya Intermediate, LLC - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Line Items]
Capitalized development costs			$ 6,039
Impairment	$ 78,734	$ 563,200	(107,365)	$ 563,200
Balance			1,320
Definite Lived Intangible Assets [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Balance		2,358	149,948	149,948	$ 224,777
Acquisition					9,700
Capitalized development costs		6,558		7,264	7,949
Impairment				(107,365)
Disposals			(124)	(124)	(983)
Amortization		(1,480)	(47,178)	(47,365)	(91,495)
Balance		7,436		2,358	149,948
Trademarks
Goodwill And Intangible Assets Disclosure [Line Items]
Balance		64,666	143,400	143,400	143,400
Impairment			(78,734)	(78,734)
Balance		64,666	64,666	64,666	143,400
Goodwill
Goodwill And Intangible Assets Disclosure [Line Items]
Balance		683,327	1,060,428	1,060,428	1,039,184
Acquisition					21,244
Impairment			(377,101)	(377,101)
Balance		$ 683,327	$ 683,327	$ 683,327	$ 1,060,428